RELATED PARTIES - Compensation of key management personnel (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($) item
RELATED PARTIES
Short-term employee benefits	$ 826	$ 1,103
Share-based payments	574	420
Post-employment benefits	18
Key management personnel compensation	$ 1,418	$ 1,523
Number of key officers and directors | item	7	7